CLASS I [Member] Investment Strategy - CLASS I [Member] - NICHOLAS EQUITY INCOME FUND INC	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
To achieve reasonable income, the Fund seeks an income yield that exceeds the corporate dividend yield on the securities included in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”). The market capitalization of the securities held by the Fund as of June 30, 2025 ranged from a low of $4.0 billion to a high of $3.7 trillion. To achieve moderate long-term growth, the Fund seeks a five-year return which approximates three-fourths of the average total return achieved over a five-year period on the S&P 500 Index.
To pursue the Fund’s investment objectives, the Fund invests in a diversified portfolio of income-producing equity securities (including common stocks, preferred stocks and convertible securities) and corporate and government fixed income investments (including notes, bonds and debentures). The Fund is not managed as a balanced portfolio. The Fund invests, under normal market conditions, at least 80% of its net assets in equity securities. The Fund’s Board of Directors may change this policy without shareholder approval. However, the Fund will not change this policy of investing at least 80% of its net assets in equity securities without first changing the Fund’s name and providing at least 60 days prior notice to shareholders. The Fund’s asset allocation is determined by its Adviser, Nicholas Company, Inc. (the “Adviser”), at any given time in light of its assessment of current economic conditions and investment opportunities.
In selecting investments, the Adviser performs its own credit analysis on the credit quality of issuers. In this evaluation, the Adviser considers, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.
The Fund may invest in both investment grade and non‑investment grade securities and its investments may include both rated and unrated securities. The Fund is subject to the following restriction: at time of investment, not more than 20% of the Fund’s total assets may be invested in non‑investment grade preferred stocks, convertible securities and debt securities. The Fund invests in both short-term and long-term debt securities and is not limited as to the maturities of the securities in which it invests. The Fund may invest in Real Estate Investment Trusts (“REITs”) and other real estate-based securities.